Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Research Enhanced Real Estate ETF
THIRD QUARTER REPORT
September 30, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Real Estate ETF
September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Real Estate ETF | 2025
Notes to Portfolio of Investments
Common Stocks 98.9%
Issuer Shares Value ($)
Communication Services  0.1%
Diversified Telecommunication Services 0.1%
Uniti Group, Inc.
(a)
479 2,931
Total Communication Services 2,931
Real Estate  98.8%
Diversified REITs 3.8%
Alexander & Baldwin, Inc. 320 5,821
Broadstone Net Lease, Inc. 1,008 18,013
Essential Properties Realty Trust, Inc. 614 18,273
Gladstone Commercial Corp. 250 3,080
Global Net Lease, Inc. 1,242 10,097
WP Carey, Inc. 976 65,948
Total 121,232
Health Care REITs 8.9%
CareTrust REIT, Inc. 723 25,074
Global Medical REIT, Inc. 73 2,461
Healthpeak Properties, Inc. 3,769 72,176
Omega Healthcare Investors, Inc. 1,452 61,303
Sabra Health Care REIT, Inc. 1,225 22,834
Sila Realty Trust, Inc. 289 7,254
Ventas, Inc. 1,395 97,636
Total 288,738
Hotel & Resort REITs 4.3%
Apple Hospitality REIT, Inc. 1,377 16,538
Chatham Lodging Trust 173 1,161
DiamondRock Hospitality Co. 713 5,676
Host Hotels & Resorts, Inc. 3,217 54,753
Park Hotels & Resorts, Inc. 1,153 12,775
Pebblebrook Hotel Trust 429 4,886
RLJ Lodging Trust 881 6,343
Ryman Hospitality Properties, Inc. 259 23,204
Summit Hotel Properties, Inc. 536 2,943
Sunstone Hotel Investors, Inc. 695 6,512
Xenia Hotels & Resorts, Inc. 338 4,637
Total 139,428
Industrial REITs 2.1%
First Industrial Realty Trust, Inc. 443 22,801
LXP Industrial Trust 1,585 14,202
STAG Industrial, Inc. 826 29,150
Total 66,153
Office REITs 4.4%
Brandywine Realty Trust 941 3,924
COPT Defense Properties 488 14,181
Cousins Properties, Inc. 719 20,808
Douglas Emmett, Inc. 784 12,207
Easterly Government Properties, Inc. 242 5,549
Empire State Realty Trust, Inc. Class A 563 4,313
Highwoods Properties, Inc. 589 18,742
Kilroy Realty Corp. 618 26,110
Orion Properties, Inc. 303 818
Paramount Group, Inc.
(a)
732 4,787
Common Stocks (continued)
Issuer Shares Value ($)
Piedmont Realty Trust, Inc. Class A 667 6,003
Vornado Realty Trust 643 26,061
Total 143,503
Residential REITs 11.8%
American Homes 4 Rent Class A 1,203 40,000
AvalonBay Communities, Inc. 475 91,756
Camden Property Trust 349 37,266
Equity LifeStyle Properties, Inc. 620 37,634
Essex Property Trust, Inc. 209 55,941
Invitation Homes, Inc. 2,003 58,748
UDR, Inc. 1,446 53,878
Veris Residential, Inc. 305 4,636
Total 379,859
Retail REITs 12.1%
Brixmor Property Group, Inc. 1,355 37,507
InvenTrust Properties Corp. 252 7,212
NNN REIT, Inc. 818 34,822
Phillips Edison & Co., Inc. 414 14,213
Simon Property Group, Inc. 1,442 270,620
SITE Centers Corp. 291 2,622
Tanger, Inc. 379 12,825
Urban Edge Properties 579 11,852
Total 391,673
Specialized REITs 51.4%
American Tower Corp. 1,508 290,019
Crown Castle, Inc. 2,226 214,787
Digital Realty Trust, Inc. 1,069 184,809
EPR Properties 418 24,248
Equinix, Inc. 315 246,721
Gaming and Leisure Properties, Inc. 1,481 69,029
Iron Mountain, Inc. 899 91,644
Lamar Advertising Co. Class A 487 59,619
Outfront Media, Inc. 947 17,349
Public Storage 790 228,191
Rayonier, Inc. 628 16,667
SBA Communications Corp. 352 68,059
VICI Properties, Inc. 4,576 149,223
Total 1,660,365
Total Real Estate 3,190,951
Total Common Stocks
(Cost $2,986,100) 3,193,882
Money Market Funds 0.7%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.965%
(b)
22,076 22,076
Total Money Market Funds
(Cost $22,076) 22,076
Total Investments in Securities
(Cost $3,008,176) 3,215,958
Other Assets & Liabilities, Net 12,634
Net Assets 3,228,592
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at September 30, 2025.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Real Estate ETF
September 30, 2025 (Unaudited)
Columbia Research Enhanced Real Estate ETF | 2025 3
Abbreviation Legend
REIT Real Estate Investment Trust
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT322_12_R01_(11/25)
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